Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 2,248	$ 2,422
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	288
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	230	908
Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,973	1,142
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	45	84
U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	124	356
U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	34	421
Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	47	47
Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	25	73
Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	11
Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,802	990
Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	171	152
Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	700	1,030	$ 1,207
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	288
Foreign Plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	173	420
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	16
Level 1 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	136	358
Level 1 | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	20	0
Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	17	46
Level 1 | U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	122	349
Level 1 | U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	5	0
Level 1 | Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	9	9
Level 1 | Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	20	0
Level 1 | Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	16
Level 1 | Foreign Plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,904	1,850
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	272
Level 2 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	94	550
Level 2 | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,782	990
Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	28	38
Level 2 | U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	2	7
Level 2 | U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	29	421
Level 2 | Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	38	38
Level 2 | Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	25	73
Level 2 | Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	11
Level 2 | Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,782	990
Level 2 | Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	272
Level 2 | Foreign Plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	171	152
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	171	152	$ 149
Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	171	152
Level 3 | Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Foreign Plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 0	$ 0